STOCK PURCHASE WARRANTS AND OPTIONS: Stock option activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Number of options outstanding	1,064,761	960,761	607,791
Weighted average exercise price of options outstanding	$ 1.71	$ 1.58	$ 1.63
Weighted average contractual term of options outstanding	7.50	8.2	9.8
Aggregate intrinsic value of options outstanding	$ 1,542,465	$ 1,520,695
Number of options granted during period	10,000	52,720
Weighted average exercise price of options granted	$ 2.30	$ 1.37
Options granted2	100,000	10,000
Weighted Average Exercise Price, options granted2	$ 2.90	$ 1.23
Options granted3		175,000
Weighted Average Exercise Price, options granted3		$ 1.27
Options granted4		135,250
Weighted Average Exercise Price, options granted4		$ 1.72
Options exercised		(20,000)
Weighted Average Exercise Price, options exercised		$ 0.90
Weighted exercise price of options exercised	$ 1.57
Number of options exercisable	374,803
Weighted average exercise price of options exercisable	$ 1.59
Weighted average contractual term of options exercisable	7.50
Average intrinsic value of options exercisable	$ 634,644